Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	ABERDEEN INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	Mar. 03, 2014
Document Effective Date	Mar. 03, 2014
Prospectus Date	Mar. 03, 2014
Aberdeen Select International Equity Fund | Class A
Risk/Return:
Trading Symbol	BJBIX
Aberdeen Select International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	JIEIX
Aberdeen Select International Equity Fund II | Class A
Risk/Return:
Trading Symbol	JETAX
Aberdeen Select International Equity Fund II | Institutional Class
Risk/Return:
Trading Symbol	JETIX
Aberdeen Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	BJBGX
Aberdeen Total Return Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	JBGIX
Aberdeen Global High Income Fund | Class A
Risk/Return:
Trading Symbol	BJBHX
Aberdeen Global High Income Fund | Institutional Class
Risk/Return:
Trading Symbol	JHYIX